Basis of Preparation (Details)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
U.S. Dollar
Disclosure In Tabular Form Of Foreign Exchange Rates Used For Translation [Line Items]
Average foreign exchange rate	1.081	1.081
Closing foreign exchange rate	1.071	1.087	1.105
Swiss Franc
Disclosure In Tabular Form Of Foreign Exchange Rates Used For Translation [Line Items]
Average foreign exchange rate	0.962	0.986
Closing foreign exchange rate	0.963	0.979	0.926
Chinese Renminbi
Disclosure In Tabular Form Of Foreign Exchange Rates Used For Translation [Line Items]
Average foreign exchange rate	7.801	7.489
Closing foreign exchange rate	7.775	7.898	7.851
Pound Sterling
Disclosure In Tabular Form Of Foreign Exchange Rates Used For Translation [Line Items]
Average foreign exchange rate	0.855	0.876
Closing foreign exchange rate	0.846	0.858	0.869
Hong Kong Dollar
Disclosure In Tabular Form Of Foreign Exchange Rates Used For Translation [Line Items]
Average foreign exchange rate	8.454	8.471
Closing foreign exchange rate	8.359	8.516	8.631
Singapore Dollar
Disclosure In Tabular Form Of Foreign Exchange Rates Used For Translation [Line Items]
Average foreign exchange rate	1.456	1.444
Closing foreign exchange rate	1.451	1.473	1.459
United Arab Emirates Dirham
Disclosure In Tabular Form Of Foreign Exchange Rates Used For Translation [Line Items]
Average foreign exchange rate	3.971	3.969
Closing foreign exchange rate	3.931	3.991	4.058
Japanese Yen
Disclosure In Tabular Form Of Foreign Exchange Rates Used For Translation [Line Items]
Average foreign exchange rate	164.461	145.760
Closing foreign exchange rate	171.940	157.160	156.330
South Korea Won
Disclosure In Tabular Form Of Foreign Exchange Rates Used For Translation [Line Items]
Average foreign exchange rate	1,460.315	1,400.435
Closing foreign exchange rate	1,474.86	1,435.88	1,433.66